CONTRACT ASSETS/(LIABILITIES)	6 Months Ended
Sep. 30, 2025
Contract Assetsliabilities
CONTRACT ASSETS/(LIABILITIES)

NOTE 4. CONTRACT ASSETS/(LIABILITIES)

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Revenue recognized to date	$673,535	$54,113
Less: progress billings to date	(451,063)	(45,659)
Exchange difference	(1,738)	12
Contract assets	$220,734	$8,466
Contract assets, current	$220,734	$8,466

Contract liabilities consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Billings in advance of performance obligation under contracts	$156,081	131,564

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	September 30, 2025	March 31, 2025
Beginning Balance	$131,564	$101,718
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(3,712)	(47,095)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	28,134	76,343
Exchange difference	95	598
Ending Balance	$156,081	$131,564